Net Income (Loss) per Share	12 Months Ended
Dec. 31, 2012
Net Income (Loss) per Share

16. Net Income (Loss) per Share

Basic and diluted net income (loss) per share attributable to ordinary shareholders was calculated as follows for the years ended December 31, 2012, 2011 and 2010:

	Year Ended December 31,
	2012	2011	2010
Basic net income (loss) per share attributable to ordinary shareholders:
Numerator:
Net income (loss)	$5,408	$2,869	$(736)
Accretion of redeemable convertible preferred shares to redemption value	(335)	(446)	(418)
Modification of redeemable convertible preferred shares	—	—	(6,542)
Net income attributable to participating securities	—	(2,294)	—

Net income (loss) attributable to ordinary shareholders	$5,073	$129	$(7,696)

Denominator:
Weighted average ordinary shares outstanding—basic	8,822,169	1,497,150	10,051,274

Net income (loss) per share attributable to ordinary shareholders—basic	$0.58	$0.09	$(0.77)

Diluted net income (loss) per share attributable to ordinary shareholders:
Numerator:
Net income (loss)	$5,408	$2,869	$(736)
Accretion of redeemable convertible preferred shares to redemption value	(335)	(446)	(418)
Modification of redeemable convertible preferred shares	—	—	(6,542)
Net income attributable to participating securities	—	(2,248)	—

Net income (loss) attributable to ordinary shareholders—diluted	$5,073	$175	$(7,696)

Denominator:
Weighted average ordinary shares outstanding—basic	8,822,169	1,497,150	10,051,274
Dilutive effect of ordinary share equivalents	1,262,411	580,442	—

Weighted average ordinary shares outstanding—diluted	10,084,580	2,077,592	10,051,274

Net income (loss) per share attributable to ordinary shareholders—diluted	$0.50	$0.08	$(0.77)

Stock options for the purchase of 203,170 and 67,587 weighted average shares were excluded from the computation of diluted net income per share attributable to ordinary shareholders for the years ended December 31, 2012 and 2011, respectively, because those options had an antidilutive impact due to their exercise prices being greater than the average fair value of the Company’s ordinary shares for those periods. Stock options for the purchase of 1,294,137 weighted average shares were excluded from the computation of diluted net loss per share attributable to ordinary shareholders for the year ended December 31, 2010 because those options had an antidilutive impact due to the net loss attributable to ordinary shareholders incurred for that period.